Long-term debt (Narrative III)) (Details)										6 Months Ended
	Jul. 06, 2023 USD ($)	Jun. 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Mar. 14, 2023 USD ($)	Aug. 22, 2022 USD ($)	May 20, 2021 USD ($)	May 22, 2020 USD ($)	Mar. 14, 2019 USD ($)	Jan. 04, 2017 USD ($)	Jun. 30, 2023 USD ($) Installments Item	Jun. 30, 2022 USD ($)	Apr. 12, 2023 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt										$ (748,000)	$ 0
ABN AMRO Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt							$ 52,885,000
Repayment of secured loan agreement		$ 68,678,000
Loss on extinguishment of debt		(237,000)
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 800,000
Debt Instrument, Balloon Payment										$ 9,000,000
Debt Instrument, Maturity Date										Jun. 28, 2024
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | First Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.25%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 994,000
Debt Instrument, Balloon Payment										$ 13,391,000
Debt Instrument, Maturity Date										Jun. 28, 2024
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.40%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt						$ 91,000,000
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 1,980,000
Debt Instrument, Balloon Payment										$ 13,553,000
Debt Instrument, Maturity Date										May 20, 2026
Repayment of secured loan agreement					$ 30,791,000
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.15%
Debt Instrument Interest Rate Increase Decrease										10.00%
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt									$ 57,240,000
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 954,000
Debt Instrument, Maturity Date										Jan. 04, 2032
Export-Import Bank of China [Member] | Secured Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.30%
DNB Bank ASA [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt								$ 19,000,000
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 477,300
Debt Instrument, Balloon Payment										$ 9,454,000
Debt Instrument, Maturity Date										Mar. 14, 2024
Repayment of secured loan agreement				$ 11,841,000
Loss on extinguishment of debt				$ (25,000)
DNB Bank ASA [Member] | Secured Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage								2.40%
DNB Bank ASA [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments | Item										26
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 3,846,000
Debt Instrument, Face Amount		$ 100,000,000
DNB Bank ASA [Member] | Secured Debt [Member] | Second Agreement [Member] | Interest Rate Swap [Member] | Subsequent Events.
Debt Instrument [Line Items]
Derivative Notional Amount	$ 30,000,000
Notional amount, percent of loan	30.00%
Quarterly amortization amount	$ 1,154,000
Derivative Fixed Interest Rate	4.268%
DNB Bank ASA [Member] | Secured Debt [Member] | Second Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.20%
Danish Ship Finance AS [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 100,000,000
Debt Instrument, Number of installments | Installments										20
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 3,301,000
Debt Instrument, Balloon Payment										$ 33,972,000
Debt Instrument, Maturity Date										Apr. 19, 2028
Debt Instrument, Face Amount												$ 100,000,000
Danish Ship Finance AS [Member] | Secured Debt [Member] | SOFR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.20%